RISK MANAGEMENT - Liquidity Risk - Undiscounted cash flows of financial assets (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 280,746,878	$ 274,682,875
Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	337,309,300	328,949,059
Not later than one month [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	39,071,714	43,474,660
Later than one month and not later than six months [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	44,742,133	43,934,052
Later than six months and not later than one year [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	38,106,299	36,765,427
Later than one year [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	215,389,154	204,774,920
Financial assets at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	19,332,588	15,370,870
Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	236,970,165	235,373,468
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	23,326,776	22,461,805
Investment securities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	34,425,693	33,674,477
Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	176,168,055	179,115,847
Loans to corporate entities [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	102,145,802	105,248,652
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	101,753,217	99,282,353
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	128,202,200	122,270,106
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Not later than one month [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	11,914,475	10,636,895
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Later than one month and not later than six months [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	30,973,505	29,541,405
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Later than six months and not later than one year [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	21,141,485	18,415,847
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Later than one year [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	64,172,735	63,675,959
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	392,585	5,966,299
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	392,679	5,967,059
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Not later than one month [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	392,679	5,966,991
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Later than one month and not later than six months [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		68
Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	55,692,165	56,107,532
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	81,952,114	81,539,837
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Not later than one month [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,158,202	2,189,168
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Later than one month and not later than six months [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,770,536	7,398,698
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Later than six months and not later than one year [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	8,209,258	7,879,319
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Later than one year [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	63,814,118	64,072,652
Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	18,106,219	17,530,914
Mortgage [member] | Financial assets at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	35,564,956	31,401,920
Mortgage [member] | Financial assets at amortised cost, category [member] | Not later than one month [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	343,857	272,343
Mortgage [member] | Financial assets at amortised cost, category [member] | Later than one month and not later than six months [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	978,325	857,162
Mortgage [member] | Financial assets at amortised cost, category [member] | Later than six months and not later than one year [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,013,632	867,775
Mortgage [member] | Financial assets at amortised cost, category [member] | Later than one year [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	33,229,142	29,404,640
Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	223,869	228,749
Microcredit [member] | Financial assets at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	359,121	341,184
Microcredit [member] | Financial assets at amortised cost, category [member] | Not later than one month [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	38,412	33,737
Microcredit [member] | Financial assets at amortised cost, category [member] | Later than one month and not later than six months [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	87,318	83,934
Microcredit [member] | Financial assets at amortised cost, category [member] | Later than six months and not later than one year [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	86,420	82,723
Microcredit [member] | Financial assets at amortised cost, category [member] | Later than one year [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	146,971	140,790
Trading securities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	15,451,121	11,841,407
Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	15,451,121	11,841,407
Investment securities at fair value [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	24,446,014	23,939,915
Trade receivables [member] | Financial assets at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	26,003,539	23,761,009
Trade receivables [member] | Financial assets at amortised cost, category [member] | Not later than one month [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,127,198	2,510,396
Trade receivables [member] | Financial assets at amortised cost, category [member] | Later than one month and not later than six months [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	113,763	161
Trade receivables [member] | Financial assets at amortised cost, category [member] | Later than six months and not later than one year [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	29,350	15,517
Trade receivables [member] | Financial assets at amortised cost, category [member] | Later than one year [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	22,733,228	21,234,935
Other financial assets [member] | Financial assets at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	877,395	1,873,349
Other financial assets [member] | Financial assets at amortised cost, category [member] | Not later than one month [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	156,961	298,780
Other financial assets [member] | Financial assets at amortised cost, category [member] | Later than six months and not later than one year [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5	50,200
Other financial assets [member] | Financial assets at amortised cost, category [member] | Later than one year [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	720,429	1,524,369
IFRS Cash and Cash Equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	18,597,861	17,032,857
IFRS Cash and Cash Equivalents [Member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	18,597,861	17,032,857
IFRS Cash and Cash Equivalents [Member] | Financial assets at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	18,605,041	17,032,857
IFRS Cash and Cash Equivalents [Member] | Financial assets at amortised cost, category [member] | Not later than one month [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	18,602,500	17,032,854
IFRS Cash and Cash Equivalents [Member] | Financial assets at amortised cost, category [member] | Later than one month and not later than six months [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	857	3
IFRS Cash and Cash Equivalents [Member] | Financial assets at amortised cost, category [member] | Later than six months and not later than one year [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,684
Debt securities [member] | Investment securities [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,889	1,378
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	8,770,191	10,582,004
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Not later than one month [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	693,748	837,574
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Later than one month and not later than six months [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,693,803	3,332,038
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Later than six months and not later than one year [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,947,927	3,352,039
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Later than one year [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,434,713	3,060,353
Debt securities [member] | Investment securities [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	23,326,776	22,461,805
Debt securities [member] | Trading securities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,113,380	3,760,887
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,113,380	3,760,887
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	8,618,801	4,632,709
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Not later than one month [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	280,749	418,517
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Later than one month and not later than six months [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	291,449	342,829
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Later than six months and not later than one year [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	702,337	543,610
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Later than one year [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,344,266	3,327,753
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,889	1,378
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	23,326,776	22,461,805
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	25,879,758	27,463,202
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Not later than one month [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	142,920	2,019,842
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Later than one month and not later than six months [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,192,286	2,008,753
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Later than six months and not later than one year [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,861,978	5,356,480
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Later than one year [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	20,682,574	18,078,127
Derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,126,229	2,062,259
Derivatives [member] | Trading securities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,077,567	2,041,405
Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,077,567	2,041,405
Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,034,843	2,062,969
Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Not later than one month [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,172,036	1,242,228
Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Later than one month and not later than six months [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	640,291	367,115
Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Later than six months and not later than one year [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	111,538	199,530
Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Later than one year [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	110,978	254,096
Derivatives [member] | Hedging instruments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	48,662	20,854
Derivatives [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	48,662	20,854
Derivatives [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	48,662	20,854
Derivatives [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Not later than one month [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	47,977	15,335
Derivatives [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Later than one month and not later than six months [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		1,886
Derivatives [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Later than six months and not later than one year [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 685	2,387
Derivatives [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Later than one year [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		$ 1,246